CONDENSED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
REVENUES	$ 6,264	$ 6,125
COST OF REVENUES	3,648	2,669
GROSS PROFIT	2,616	3,456
OPERATING EXPENSES
Research and development, net	1,792	1,246
Sales and marketing	1,463	747
General and administration	2,488	1,806
Total operating expenses	5,743	3,799
OPERATING (LOSS) INCOME	(3,127)	(343)
FINANCIAL EXPENSES (INCOME), NET	(2,032)	(1,919)
LOSS BEFORE INCOME TAX	(5,159)	(2,262)
INCOME TAX BENEFIT	0	(5)
NET LOSS FOR THE PERIOD	$ (5,159)	$ (2,267)
NET LOSS PER SHARE
Basic	$ (0.15)	$ (0.09)
Diluted	$ (0.15)	$ (0.09)
Weighted average number of ordinary shares used in computing basic net loss per share	33,474,492	25,882,526
Weighted average number of ordinary shares used in computing diluted net loss per share	33,474,492	25,882,526